Short-Term Investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Investments [Abstract]
Gain (loss) from short-term investment amount	$ 8,078	$ 108,949	$ 654,980
Interest income from certificate of deposits	$ 246,611	$ 205,802	$ 186,793